CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ 4,790	$ 10,293	$ (1,608)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	8,109	3,551	1,087
Loss on disposal of property, plant and equipment	425	24	6
Share-based compensation expense	4,109	1,904
Deferred income taxes	(2,078)	(2,404)	(83)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(8,850)	(2,524)	(1,128)
Amounts due from related parties		749	(568)
Rental deposits	(1,246)	(1,051)	(158)
Other non-current assets	84	(548)	9
Deferred revenue	10,742	25,846	26,001
Accrued expenses and other current liabilities	6,234	4,432	2,138
Income tax payable	1,776	1,405	576
Other taxes payable	(497)	1,290	475
Deferred income	1,300
Net cash provided by operating activities	24,898	42,967	26,747
Cash flows from investing activities:
Purchase of short-term investments	(31,175)	(20,850)	(9,516)
Proceeds from maturity of short-term investments	45,026	742	8,886
Loan to third party	(30,542)
Proceeds from maturity of loan to third party	31,375
Purchase of property and equipment	(26,331)	(15,419)	(2,257)
Proceeds from disposal of property and equipment	12	6	6
Net cash acquired on acquisition of business with deferred consideration			129
Net cash used in investing activities	(11,635)	(35,521)	(2,752)
Cash flows from financing activities:
Repurchase of ordinary shares	(8,846)
Payment of issuance cost in connection with initial public offering ("IPO")	(733)	(2,732)
Payment received for shares subscribed during IPO	155
Proceeds from exercise of options	265
Proceeds from IPO		136,299
Proceeds from issuance of ordinary shares to Warburg Pincus		32,824
Proceeds from issuance of Series A1 convertible preferred shares			500
Payment of deferred consideration for acquisition of Taiyuan Xueda		(235)
Net cash provided by (used in) financing activities	(9,159)	166,156	500
Effect of exchange rate changes	2,272	1,332	11
Net increase in cash and cash equivalents	6,376	174,934	24,506
Cash and cash equivalents, beginning of year	211,370	36,436	11,930
Cash and cash equivalents, end of year	217,746	211,370	36,436
Supplemental disclosure of cash flow information
Income taxes paid	2,635	1,975	409
Major non-cash investing activity:
Accounts payable for property and equipment	$ 2,871	$ 1,103	$ 152